Employee benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee benefits
31. Employee benefits
The following table presents a breakdown of employee benefits.

	At December 31,
(€ thousands)	2024	2023
Italian leaving indemnities (TFR)	10,224	10,507
Other leaving indemnities	11,727	10,392
Post-employment benefits	7,866	7,247
Other long-term employee benefits	953	1,165
Termination benefits	783	334
Total defined benefit obligations	31,553	29,645
Other long-term payables to employees	3,392	—
Total employee benefits	34,945	29,645
Defined benefit obligations
The following table shows the changes in defined benefit obligations.

(€ thousands)	2024	2023
At January 1,	29,645	25,554
Changes through statement of profit and loss	6,631	5,236
- of which: Service cost	5,518	4,342
-of which: Financial charges	1,113	894
Changes through statement of comprehensive income and loss	(400)	(1,838)
- of which: Actuarial (gain)/loss	(668)	(1,376)
- of which: Translation differences	268	(462)
Benefits paid	(5,254)	(2,566)
Business Combination	931	3,259
At December 31,	31,553	29,645
Italian leaving indemnities relate to the Italian employee severance indemnity (“TFR,”) obligation required under Italian Law and other leaving indemnities primarily relate to leaving indemnities relating to the Group’s subsidiaries in Spain and China.
The following table summarizes the main financial assumptions used in determining the present value of the TFR and other leaving indemnities.

	At December 31, 2024			At December 31, 2023
	Italy	Spain	China	Italy	Spain	China
Discount rate	2.70% / 3.20%	3.00% / 3.20%	2.00% / 2.10%	2.90% / 3.40%	3.00% / 3.30%	2.60%
Inflation rate	1.80% / 2.00%	2.00%	1.50% / 9.00%	2.00% / 3.00%	2.00%	1.50% / 9.00%
Turn-over rate	1.00% / 10.00%	4.00% / 5.00%	2.00% / 4.50%	1.00% / 10.00%	4.00% / 5.00%	2.00% / 4.50%
In determining the defined benefit obligations of the Group’s Italian companies, the Group used the Italian National Institute of Statistics (“ISTAT”) benchmark for the estimated mortality rates in Italy, broken down by age and gender, while for defined benefit obligations of the Group’s non-Italian companies, the Group used the standard mortality rate benchmark for each individual country, broken down by age and gender. Estimated annual staff turnover rates have been calculated based on the individual companies’ data.
The following table presents a quantitative sensitivity analysis for the main assumptions relating to the Group’s main employee benefit obligations and service costs.

	At December 31, 2024				At December 31, 2023
	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
(€ thousands)	Employee benefit obligations		Service costs		Employee benefit obligations		Service costs
Discount rate	(855)	916	(141)	153	(797)	854	(107)	116
Inflation rate	805	(762)	147	(137)	728	(689)	113	(105)
Turn-over rate	2,684	(4,075)	469	(735)	2,209	(3,292)	381	(570)
The average duration of the defined benefit obligations for the Italian TFR at the end of the reporting period was 7.9 years (2023: 8.7 years), for leaving indemnities in China was 9.7 years (2023: 9.9 years) and for leaving indemnities in Spain was 10.2 years (2023: 9.7 years).
Post-employment benefits at December 31, 2024 and 2023 primarily relate to the Group’s CEO.